Property, plant and equipment - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Acquired assets	€ 164,620	€ 538,085	€ 90,000.00